EQUITY (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Net investment - Predecessor	$ 15,838,000		$ 15,713,000
Partners' Capital	(96,164,000)		(104,580,000)
Partners' Capital Account, Distributions	(10,976,000)
Net Income	17,762,000	$ (4,322,000)
Distribution Made to Limited Partner, Cash Distributions Declared	11,670,000
Distribution Made to Limited Partner, Cash Distributions Paid	$ 10,885
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.33
Stockholders' Equity, Capital Contributions	$ 700,000
Partners' Capital Account, Unit-based Compensation	930,000
Incentive Distribution Rights - PBF LLC [Member]
Distribution Made to Limited Partner, Cash Distributions Declared	$ 29,000
Common Units [Member]
Partners' Capital Account, Units, Sold in Public Offering	15,812,500
Subordinated Units [Member]
Partners' Capital	$ (286,070,000)		(288,875,000)
Net Investment [Member]
Net investment - Predecessor	15,838,000		15,713,000
Partners' Capital Account, Distributions	0
Net Income	1,053,000
Stockholders' Equity, Capital Contributions	(928,000)
Partners' Capital Account, Unit-based Compensation	0
Limited Partner Common Units, Public [Member]
Distribution Made to Limited Partner, Cash Distributions Declared	5,631,000
Limited Partner Common Units, PBF LLC [Member]
Distribution Made to Limited Partner, Cash Distributions Declared	450,000
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner, Cash Distributions Declared	5,560,000
Limited Partner, Affiliate [Member] | Common Units [Member]
Partners' Capital	$ (165,932,000)		(167,787,000)
Limited Partner, Public [Member]
Limited Partners' Capital Account, Ownership Percentage	47.90%
Limited Partner, Public [Member] | Common Units [Member]
Partners' Capital	$ 340,000,000		336,369,000
Partners' Capital Account, Distributions	(5,309,000)
Net Income	8,010,000
Stockholders' Equity, Capital Contributions	0
Partners' Capital Account, Unit-based Compensation	930,000
PBF LLC [Member] | Subordinated Units [Member]
Partners' Capital	(286,070,000)		(288,875,000)
PBF LLC [Member] | Limited Partner, Affiliate [Member] | Common Units [Member]
Partners' Capital	(165,932,000)		(167,787,000)
Partners' Capital Account, Distributions	(424,000)
Net Income	$ 651,000
Partners' Capital Account, Units	1,284,524
Stockholders' Equity, Capital Contributions	$ 1,628,000
Partners' Capital Account, Unit-based Compensation	0
PBF LLC [Member] | Limited Partner, Affiliate [Member] | Subordinated Units [Member]
Partners' Capital	(286,070,000)		(288,875,000)
Partners' Capital Account, Distributions	(5,243,000)
Net Income	$ 8,048,000
Partners' Capital Account, Units	15,886,553
Stockholders' Equity, Capital Contributions	$ 0
Partners' Capital Account, Unit-based Compensation	0
PBF LLC [Member] | Limited Partner, Public [Member] | Common Units [Member]
Partners' Capital	340,000,000		$ 336,369,000
Cash Distribution [Member]
Distribution Made to Limited Partner, Cash Distributions Declared	$ 11,574,000
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Limited Partners' Capital Account, Ownership Percentage	52.10%